Related Party Transactions - Subscription Agreements (Details) - Subscription Agreements - PIPE Investors	Aug. 17, 2018 USD ($) shares
Related Party Transactions
Purchase and sale of common stock	9,022,741
Warrants issued to purchase Company's common stock, (in shares)	4,100,000
Number of shares called by each warrant	0.50
Purchase of warrants and common stock | $	$ 46,000,000
Common stock shares bought under the agreement (in shares)	3,221,050
Common stock bought under the agreement | $	$ 46,000,000